Private Placement	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
CIK0001816090 FTAC Olympus Acquisition Corp.
Private Placement

Note 4 — Private Placement

Simultaneously with the closing of the Initial Public Offering, FTAC Olympus Sponsor, LLC purchased an aggregate of 2,170,000 Placement Units at a price of $10.00 per Placement Unit, for an aggregate purchase price of $21,700,000. Each Placement Unit consists of one Placement Share and one-third of one redeemable warrant (“Placement Warrant”). Each whole Placement Warrant is exercisable to purchase one Class A ordinary share at a price of $11.50 per share. The proceeds from the Placement Units were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Placement Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Placement Units and all underlying securities will be worthless.

NOTE 5 — PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, FTAC Olympus Sponsor, LLC purchased an aggregate of 2,170,000 Placement Units at a price of $10.00 per Placement Unit, for an aggregate purchase price of $21,700,000. Each Placement Unit consists of one Placement Share and one-third of one redeemable warrant (“Placement Warrant”). Each whole Placement Warrant is exercisable to purchase one Class A ordinary share at a price of $11.50 per share. The proceeds from the Placement Units were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Placement Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Placement Units and all underlying securities will be worthless.